SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Inventory	$ 0	$ 17,000	$ 37,450
T-Free Distillate [Member]
Inventory	0	17,000	37,000
Raw Materials [Member]
Inventory	$ 0	$ 0	$ 450